VARIABLE-INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE-INTEREST ENTITIES

NOTE 3. VARIABLE-INTEREST ENTITIES

Shanghai JIDI

In order to comply with foreign ownership restrictions and to hold the necessary licenses required, through June 2012 we operated our Asian online game and service business in the People’s Republic of China (“PRC”) through our VIE, Shanghai JIDI. We had no ownership interest in Shanghai JIDI and relied on a series of contractual arrangements that were intended to give us effective control over Shanghai JIDI. Those contractual arrangements were duly executed and the share pledge agreements were registered with local government authority in compliance with PRC legal requirements. In June 2012, our board of directors approved a plan to dispose of Shanghai JIDI. As a result, Shanghai JIDI’s operations have been accounted for as discontinued operations. (See Note 6, “Divestitures”, for additional information.) Therefore, we still effectively control Shanghai JIDI, and are therefore the primary beneficiary of Shanghai JIDI. Shanghai JIDI was established in December, 2010 and is effectively controlled by us through a series of contractual arrangements. Shanghai JIDI holds an Internet Content Provider (“ICP”) license, an Internet cultural operation license and an Internet publishing license. The financial results of Shanghai JIDI have been included in our consolidated financial statements since January 2011.

For the years ended December 31, 2011 and 2012, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012
Total revenues	$29	$100

Net loss	$(2,110)	$(888)

Ultra Internet Media, S.A. (“UIM”)

Through the date of our sale of a majority interest in the gaming software and service business to BEG in April 2010, we had a software license and support service contract with UIM to provide Internet software and support services for UIM’s online gaming operations. The contract allowed us to charge UIM a percentage of its gross receipts resulting from UIM’s online gaming operations. The percentage of gross receipts varied depending upon the software and support services provided to UIM. We analyzed our contractual relationships with UIM and determined that we were the primary beneficiary of UIM. As a result of such determination, we had incorporated the financial results of UIM into our Consolidated Financial Statements, even though we did not own any of UIM’s equity. In connection with the sale to BEG, we purchased 100 percent of the ownership in UIM from its shareholders for $400 thousand and adjusted additional paid-in capital and noncontrolling interest by approximately $178 thousand and $(578) thousand, respectively.

For the period from January to March 2010, total revenues and net income of UIM were as follows:

(in US$ thousands)	2010
Total revenues	$25,820

Net income	$1,514

T2CN Holding Limited (“T2CN”)

Pursuant to various agreements entered into among Shanghai T2 Entertainment Co., (“T2 Entertainment”), T2 Information Technology (Shanghai) Co., Ltd. (“T2 Technology”) and the equity interest owners of T2 Entertainment, until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over T2 Entertainment and was considered the primary beneficiary of T2 Entertainment. T2 Entertainment was established to hold the necessary licenses required for the operation of our Asian online game and services business in the PRC. Accordingly, from the date that we consolidated T2CN through July 1, 2010, the date we deconsolidated T2CN (See Note 5, “Deconsolidation”, for additional information), the financial results of T2 Entertainment were included in our Consolidated Financial Statements.

Pursuant to various agreements entered into among Shanghai T2 Advertisement Co., Ltd. (“T2 Advertisement”), T2 Technology and the equity interest owners of T2 Advertisement, until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over T2 Advertisement and was considered the primary beneficiary of T2 Advertisement. T2 Advertisement was established to hold the necessary licenses required for the operation of our Asian online game related advertisement services in the PRC. Accordingly, from the date that we consolidated T2CN through July 1, 2010, the date we deconsolidated T2CN (See Note 5, “Deconsolidation”, for additional information), the financial results of T2 Advertisement were included in our Consolidated Financial Statements.

T2 Technology also entered into various agreements with Shanghai Jinyou Network & Technology Co., Ltd. (“Jinyou”) and the equity interest owners of Jinyou. Until June 30, 2010, T2CN, through its wholly owned subsidiary T2 Technology, had effective control over Jinyou and was considered the primary beneficiary of Jinyou. In September 2008, Jinyou acquired an ICP license required for the operation of our Asian online game and services business in the PRC and the agreements entered into by and among T2 Technology, Jinyou and the equity interest owners of Jinyou became effective. Accordingly, the financial results of Jinyou were included in our Consolidated Financial Statements starting from September 2008 through July 1, 2010.

T2 Technology, J-Town Information (Shanghai) Co., Ltd. (“J-Town”), T2 Entertainment, T2 Advertisement and Jinyou are hereby collectively referred to as “T2CN Operating Entities”.

As a result of a dispute that arose in July 2010 with T2CN’s former Chief Executive Officer, we had been prevented from obtaining the financial information necessary to report the financial results of T2CN, and we had effectively lost control over T2CN’s financial reporting process. Therefore, we deconsolidated T2CN’s financial results with effect from July 1, 2010. As a result, we also ceased treating T2 Entertainment, T2 Advertisement and Jinyou as our variable-interest entities. (See Note 5, “Deconsolidation”, for additional information.)

The net assets, total assets and total liabilities in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou were approximately $2.5 million, $20.9 million and $18.4 million, respectively, as of July 1, 2010 (the date of deconsolidation). For the period from January to June 2010, total revenues and net income in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou recorded in our Consolidated Financial Statements were as follows:

(in US$ thousands)	2010
Total revenues	$10,126

Net income	$834